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                                                 File No. 2-85921


               Securities and Exchange Commission
                     Washington, D.C.  20549


                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.

                 Post-Effective Amendment No. 29

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Amendment No.


         ALLIANCE MORTGAGE SECURITIES INCOME FUND, INC.
       1345 Avenue of the Americas, New York, N.Y.  10105
                         (800) 221-5672


                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
       1345 Avenue of the Americas, New York, N.Y.  10105
             (Name and address of Agent for Service)


                Calculation of Registration Fee:

Title of
Securities                 Proposed Maximum   Proposed          Amount of
  Being      Amount Being  Offering Price     Maximum Aggregate Registration
Registered    Registered      Per Unit *      Offering Price **     Fee
Common
Stock $.01    45,541,816        $8.47              $-0-            $-0-
par value

     * Estimated solely for the purpose of determining the amount of the registration fee based on the net asset value per share of the Registrant's Class A Common Stock on May 6, 1997.

    **   The calculation of the maximum aggregate offering price
is made pursuant to Rule 24e-2(a) under the Investment Company
Act of 1940 and is based on the following:  the total amount of



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securities redeemed or repurchased during the fiscal year ended
December 31, 1996 was $45,541,816, $-0- of which was previously used for reduction pursuant to Rule 24f-2 or Rule 24e-2(a) and $45,541,816 of which are being so used in this Amendment.

It is proposed that this filing will become effective (check appropriate box)

      X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
         75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXHIBIT:  Opinion of Messrs. Seward & Kissel
































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                            SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 26th day of April, 1997.

                                  ALLIANCE MORTGAGE SECURITIES
                                    INCOME FUND, INC.


                             by /s/  John D. Carifa
                                   ____________________________
                                     John D. Carifa
                                        President

    Pursuant to the requirements of the Securities Act of l933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         SIGNATURE               TITLE             DATE

1)  Principal Executive Officer

    /s/ John D. Carifa
    _______________________
        John D. Carifa                          April 26, 1997
        President

2)  Principal Financial and
    Accounting Officer


    /s/ Mark D. Gersten
    _______________________
        Mark D. Gersten         Treasurer and   April 26, 1997
                                Chief Financial
                                Officer
3)  ALL OF THE DIRECTORS

    Ruth S. Block
    John D. Carifa
    David H. Dievler
    James R. Greene
    James M. Hester


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    Donald J. Robinson
    Clifford L. Michel


by /s/Edmund P. Bergan, Jr.                     April 26, 1997
    _________________________
      Edmund P. Bergan, Jr.
     (Attorney-in-fact)
     Edmund P. Bergan, Jr.












































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                         Seward & Kissel
                     One Battery Park Plaza
                      New York, N.Y. 10004

                    Telephone: (212) 574-1200
                    Facsimile: (212) 480-8421


                                       May 5, 1997


Alliance Mortgage Securities Income Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105

Dear Sirs:

         We have acted as counsel for Alliance Mortgage
Securities Income Fund, Inc., a Maryland corporation (the
"Company"), in connection with the registration of an additional
45,541,816 shares of common stock, par value $.01 per share, of the Company under the Securities Act of 1933, as amended (the
"Act").

         As counsel for the Company, we have participated in the preparation of Post-Effective Amendment No. 29 (the "Amendment") to the Company's Registration Statement (the "Registration Statement") on Form N-1A under the Act (File No. 2-85921) relating to such additional shares and have examined and relied upon corporate records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 45,541,816 additional shares of common stock of the Company being registered pursuant to the Amendment are duly authorized and unissued shares, and when such shares have been duly sold, issued and paid for as contemplated in the Company's Prospectus forming a part of the Registration Statement, such shares will have been validly and legally issued (assuming that none of such shares is sold at a time when such sale would cause the Company to have outstanding more than the number of shares of a class of common stock than are authorized under the Company's Charter) and will be fully paid and non-assessable shares of common stock of the Company under the laws of the State of Maryland (assuming that the sale price of each share is not less than the par value thereof).

         Our opinion above stated is expressed as members of the bar of the State of New York.



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         We hereby consent to the filing of this opinion with the
Securities and Exchange Commission as an exhibit to the Amendment.

                                       Very truly yours,

                                       /s/ Seward & Kissel
                                       ___________________
                                         Seward & Kissel












































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